Financial Instruments by Category - Schedule of Financial Instruments by Fair Value Hierarchy Level (Details) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Long-term financial instruments	₩ 3,812,000	₩ 1,767,000
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Long-term financial instruments	600,000	₩ 0
Level 1 | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Long-term financial instruments	0
Level 2 | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Long-term financial instruments	0
Level 3 | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Long-term financial instruments	₩ 600,000